THE CENTENNIAL VARIABLE ANNUITY

AN INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT
issued by
ReliaStar Life Insurance Company of New York
and its
ReliaStar Life Insurance Company of New York Variable Annuity Funds M P & Q

Supplement Effective as of May 1, 2009

This supplement updates and amends certain information contained in your current variable annuity prospectus and supplements thereto. Please read it carefully and keep it with your product prospectus for future reference.
___________________________________________

INFORMATION REGARDING THE ING VP MONEY MARKET PORTFOLIO

Effective May 1, 2009, the ING VP Money Market Portfolio will be renamed the ING Money Market Portfolio. All references to ING VP Money Market Portfolio (Class I) are to be replaced with ING Money Market Portfolio (Class I).

INFORMATION REGARDING THE FUNDS AVAILABLE THROUGH THE CONTRACT

Effective May 1, 2009, the following Funds are available through your Contract:

  ING FMRSM Diversified Mid Cap Portfolio (Class I)
  ING Money Market Portfolio (Class I)
  ING PIMCO High Yield Portfolio (Class S)

The following information lists the investment advisers and subadvisers and information regarding the investment objectives of the Funds available through your Contract. More detailed information about these Funds can be found in the current prospectus and Statement of Additional Information for each Fund.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research
Co.

Continued on next page.

153406	Page 1 of 2	May 2009

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Money Market Portfolio	Investment Adviser:	Seeks to provide high current return,
(Class I)	ING Investments, LLC	consistent with preservation of
	Subadviser:	capital and liquidity, through
	ING Investment Management Co.	investment in high-quality money
market investments while
maintaining a stable share price of
$1.00.

ING PIMCO High Yield Portfolio	Investment Adviser:	Seeks maximum total return,
(Class S)	Directed Services LLC	consistent with preservation of
	Subadviser:	capital and prudent investment
	Pacific Investment Management	management.
Company LLC

IMPORTANT INFORMATION REGARDING THE FUNDS AVAILABLE THROUGH YOUR CONTRACT

The Funds available through your Contract prior to the Annuity Commencement Date may be different than those available for investment after the Annuity Commencement Date.

For information about the Funds available through your Contract after the Annuity Commencement Date, please contact us at our:

ING Customer Service Center P.O. Box 5033 Minot, ND 58702-5033 1-877-884-5050

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5033 Minot, ND 58702-5033 1-877-886-5050

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